Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of cash receipts generated from operating activities
Cash receipts from sales of goods and rendering of services		$ 8,162,698	$ 10,954,251	$ 2,705,250
Cash receipts from premiums and benefits, annuities and other benefits from policies entered		0	1,345	1,902
Cash receipts derived from sub-leases		89	129	443
Classes of Payments
Cash payments to suppliers for the provision of goods and services		(5,637,224)	(5,255,694)	(1,713,922)
Cash payments relating to variable leases		(4,700)	(3,631)	(1,313)
Other payments related to operating activities		(86,291)	(24,148)	(16,726)
Net cash generated from operating activities		2,434,572	5,672,252	975,634
Dividends received		9,328	6,354	11,663
Interest paid		(121,222)	(109,697)	(82,816)
Interest paid on lease liabilities		(2,038)	(1,226)	(1,587)
Interest received		103,352	48,120	2,747
Income taxes paid		(2,309,640)	(1,648,668)	(142,730)
Other cash (outflows) inflows	[1]	(310,991)	110,460	59,609
Net cash generated from operating activities		(196,639)	4,077,595	822,520
Cash flows generated from (used in) investing activities
Proceeds from the sale of equity instruments		4,745	4,745	16,413
Purchase of ownership interest in associates and joint ventures		(34,547)	0	0
Acquisition of non-current financial assets		(30,701)	0	0
Proceeds from the sale of property, plant and equipment		44	112	672
Acquisition of property, plant and equipment		(1,103,598)	(905,247)	(464,718)
Proceeds from sale of intangible assets		5,205	3,624	14,773
Proceeds related to futures, forward options and swap contracts		18,034	39,878	2,328
Loans to related parties		3,387	873	13,086
Proceeds from the sale of ownership interest in joint ventures		0	0	13,085
Purchases of other long-term assets		(12,002)	(11,341)	(8,071)
Other cash outflows	[2],[3]	(332,060)	(42,045)	(594,511)
Cash flow used in investing activities		(1,481,493)	(909,401)	(1,006,943)
Cash flows generated from (used in) financing activities
Repayment of lease liabilities		(15,914)	(10,478)	(7,960)
Proceeds from long-term loans		850,000	200,000	700,000
Proceeds from short-term loans		1,215,000	60,000	0
Loan repayments		(530,717)	(13,117)	(14,870)
Proceeds (payments) from hedges associated to loans		18,927	(993)	760
Dividends paid		(1,471,035)	(2,238,381)	(571,702)
Capital stock increase		0	0	1,100,257
Net cash flow (used in) generated from financing activities		66,261	(2,002,969)	1,206,485
Net increase in cash and cash equivalents before the effect of changes in the exchange rate		(1,611,871)	1,165,225	1,022,062
Effects of exchange rate fluctuations on cash and cash equivalents		(1,996)	(25,040)	(16,113)
Increase in cash and cash equivalents		(1,613,867)	1,140,185	1,005,949
Cash and cash equivalents at beginning of year		2,655,236	1,515,051	509,102
Cash and cash equivalents at end of year		$ 1,041,369	$ 2,655,236	$ 1,515,051

[1]	Other (outflows) inflows of cash from operating activities include net increases (decreases) of value added tax and banking expenses, taxes associated with interest payments, costs of issuance of debt and government grants.
[2]	Other cash outflows include investments and redemptions of time deposits and other financial instruments that do not qualify as cash and cash equivalent in accordance with IAS 7, paragraph 7, since they mature in more than 90 days from the original investment date.
[3]	Other inflows (outflows) of cash from investing activities include guarantees deposits for the year 2022 described in note 12.2.